Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Fund Allocator Series
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class A
Trading Symbol	FTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$64	0.60%
[1],[2]
Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Conservative Allocation Fund returned 12.16%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	12.16	4.36	5.50
Class A (with sales charge)	6.00	3.19	4.91
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 870,960,541
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 2,115,568
Investment Company Portfolio Turnover	23.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class C
Trading Symbol	FTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$143	1.35%
[5],[6]
Expenses Paid, Amount	$ 143	[5]
Expense Ratio, Percent	1.35%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Conservative Allocation Fund returned 11.33%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	11.33	3.60	4.72
Class C (with sales charge)	10.33	3.60	4.72
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 870,960,541
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 2,115,568
Investment Company Portfolio Turnover	23.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R
Trading Symbol	FTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$90	0.85%
[9],[10]
Expenses Paid, Amount	$ 90	[9]
Expense Ratio, Percent	0.85%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Conservative Allocation Fund returned 11.88%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	11.88	4.11	5.23
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 870,960,541
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 2,115,568
Investment Company Portfolio Turnover	23.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	FTCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$32	0.30%
[13],[14]
Expenses Paid, Amount	$ 32	[13]
Expense Ratio, Percent	0.30%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Conservative Allocation Fund returned 12.44%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	12.44	4.70	5.84
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 870,960,541
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 2,115,568
Investment Company Portfolio Turnover	23.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Advisor Class
Trading Symbol	FTCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$37	0.35%
[17],[18]
Expenses Paid, Amount	$ 37	[17]
Expense Ratio, Percent	0.35%	[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Conservative Allocation Fund returned 12.44%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	12.44	4.63	5.77
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[19]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 870,960,541
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 2,115,568
Investment Company Portfolio Turnover	23.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class A
Trading Symbol	FTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$41	0.38%
[21],[22]
Expenses Paid, Amount	$ 41	[21]
Expense Ratio, Percent	0.38%	[21]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Corefolio Allocation Fund returned 14.27%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	14.27	8.56	10.42
Class A (with sales charge)	7.97	7.34	9.79
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,904,708
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 298,122
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[23]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class C
Trading Symbol	FTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$121	1.13%
[24],[25]
Expenses Paid, Amount	$ 121	[24]
Expense Ratio, Percent	1.13%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Corefolio Allocation Fund returned 13.43%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	13.43	7.75	9.60
Class C (with sales charge)	12.43	7.75	9.60
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,904,708
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 298,122
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[26]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$67	0.63%
[27],[28]
Expenses Paid, Amount	$ 67	[27]
Expense Ratio, Percent	0.63%	[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Corefolio Allocation Fund returned 13.97%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	13.97	8.29	10.15
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,904,708
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 298,122
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R6
Trading Symbol	FTLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$9	0.08%
[30],[31]
Expenses Paid, Amount	$ 9	[30]
Expense Ratio, Percent	0.08%	[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Corefolio Allocation Fund returned 14.64%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	14.64	8.92	10.78
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,904,708
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 298,122
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Advisor Class
Trading Symbol	FCAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$14	0.13%
[33],[34]
Expenses Paid, Amount	$ 14	[33]
Expense Ratio, Percent	0.13%	[33]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Corefolio Allocation Fund returned 14.54%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.54	8.83	10.70
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,904,708
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 298,122
Investment Company Portfolio Turnover	9.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class A
Trading Symbol	FFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.92%
[36]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Global Allocation Fund returned 15.89%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	15.89	7.79	7.08
Class A (with sales charge)	9.52	6.57	6.47
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
[37]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,848,022,665
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 15,544,346
Investment Company Portfolio Turnover	33.16%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[38]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class C
Trading Symbol	FFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.67%
[39]
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Global Allocation Fund returned 15.07%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	15.07	6.99	6.28
Class C (with sales charge)	14.07	6.99	6.28
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
[40]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,848,022,665
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 15,544,346
Investment Company Portfolio Turnover	33.16%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[41]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R
Trading Symbol	FFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.17%
[42]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Global Allocation Fund returned 15.63%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	15.63	7.53	6.81
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
[43]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,848,022,665
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 15,544,346
Investment Company Portfolio Turnover	33.16%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[44]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R6
Trading Symbol	FFAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$67	0.62%
[45]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Global Allocation Fund returned 16.24%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	16.24	8.13	7.43
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
[46]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,848,022,665
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 15,544,346
Investment Company Portfolio Turnover	33.16%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[47]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	FFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.67%
[48]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Global Allocation Fund returned 16.21%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	16.21	8.06	7.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
[49]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,848,022,665
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 15,544,346
Investment Company Portfolio Turnover	33.16%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[50]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class A
Trading Symbol	FGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$68	0.62%
[51],[52]
Expenses Paid, Amount	$ 68	[51]
Expense Ratio, Percent	0.62%	[51]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Growth Allocation Fund returned 17.79%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	17.79	8.99	9.72
Class A (with sales charge)	11.33	7.77	9.10
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
[53]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,504,204,604
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 3,497,449
Investment Company Portfolio Turnover	28.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[54]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class C
Trading Symbol	FTGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$149	1.37%
[55],[56]
Expenses Paid, Amount	$ 149	[55]
Expense Ratio, Percent	1.37%	[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Growth Allocation Fund returned 16.90%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.90	8.18	8.91
Class C (with sales charge)	15.90	8.18	8.91
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
[57]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,504,204,604
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 3,497,449
Investment Company Portfolio Turnover	28.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[58]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R
Trading Symbol	FGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$95	0.87%
[59],[60]
Expenses Paid, Amount	$ 95	[59]
Expense Ratio, Percent	0.87%	[59]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Growth Allocation Fund returned 17.48%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	17.48	8.72	9.45
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
[61]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,504,204,604
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 3,497,449
Investment Company Portfolio Turnover	28.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[62]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R6
Trading Symbol	FTGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$33	0.30%
[63],[64]
Expenses Paid, Amount	$ 33	[63]
Expense Ratio, Percent	0.30%	[63]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Growth Allocation Fund returned 18.18%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	18.18	9.36	10.12
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
[65]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,504,204,604
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 3,497,449
Investment Company Portfolio Turnover	28.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[66]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Advisor Class
Trading Symbol	FGTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$40	0.37%
[67],[68]
Expenses Paid, Amount	$ 40	[67]
Expense Ratio, Percent	0.37%	[67]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Growth Allocation Fund returned 18.08%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	18.08	9.25	9.99
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
[69]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,504,204,604
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 3,497,449
Investment Company Portfolio Turnover	28.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[70]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class A
Trading Symbol	FMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$65	0.60%
[71],[72]
Expenses Paid, Amount	$ 65	[71]
Expense Ratio, Percent	0.60%	[71]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Moderate Allocation Fund returned 15.03%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	15.03	6.75	7.70
Class A (with sales charge)	8.68	5.55	7.10
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[73]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,720,492,482
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 4,126,220
Investment Company Portfolio Turnover	25.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[74]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class C
Trading Symbol	FTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$145	1.35%
[75],[76]
Expenses Paid, Amount	$ 145	[75]
Expense Ratio, Percent	1.35%	[75]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Moderate Allocation Fund returned 14.11%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	14.11	5.94	6.90
Class C (with sales charge)	13.11	5.94	6.90
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[77]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,720,492,482
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 4,126,220
Investment Company Portfolio Turnover	25.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[78]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R
Trading Symbol	FTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$91	0.85%
[79],[80]
Expenses Paid, Amount	$ 91	[79]
Expense Ratio, Percent	0.85%	[79]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Moderate Allocation Fund returned 14.70%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	14.70	6.47	7.43
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[81]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,720,492,482
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 4,126,220
Investment Company Portfolio Turnover	25.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[82]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	FTMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$31	0.29%
[83],[84]
Expenses Paid, Amount	$ 31	[83]
Expense Ratio, Percent	0.29%	[83]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Moderate Allocation Fund returned 15.38%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	15.38	7.09	8.07
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[85]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,720,492,482
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 4,126,220
Investment Company Portfolio Turnover	25.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[86]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Advisor Class
Trading Symbol	FMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$38	0.35%
[87],[88]
Expenses Paid, Amount	$ 38	[87]
Expense Ratio, Percent	0.35%	[87]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Moderate Allocation Fund returned 15.29%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	15.29	7.01	7.97
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
[89]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,720,492,482
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 4,126,220
Investment Company Portfolio Turnover	25.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[90]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class A
Trading Symbol	FTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.30%
[91],[92]
Expenses Paid, Amount	$ 31	[91]
Expense Ratio, Percent	0.30%	[91]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart Retirement Income Fund returned 9.91%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	9.91	4.31	4.89
Class A (with sales charge)	3.85	3.13	4.30
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
[93]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,615,625
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[94]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class C
Trading Symbol	FRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.05%
[95],[96]
Expenses Paid, Amount	$ 110	[95]
Expense Ratio, Percent	1.05%	[95]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart Retirement Income Fund returned 9.08%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	9.08	3.52	4.11
Class C (with sales charge)	8.08	3.52	4.11
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
[97]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,615,625
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[98]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R
Trading Symbol	FBRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$58	0.55%
[99],[100]
Expenses Paid, Amount	$ 58	[99]
Expense Ratio, Percent	0.55%	[99]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart Retirement Income Fund returned 9.66%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	9.66	4.05	4.64
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
[101]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,615,625
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[102]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R6
Trading Symbol	FLMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$0	0.00%
[103],[104]
Expenses Paid, Amount	$ 0	[103]
Expense Ratio, Percent	0.00%	[103]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart Retirement Income Fund returned 10.20%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	10.20	4.62	5.21
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
[105]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,615,625
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[106]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Advisor Class
Trading Symbol	FLRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$5	0.05%
[107],[108]
Expenses Paid, Amount	$ 5	[107]
Expense Ratio, Percent	0.05%	[107]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart Retirement Income Fund returned 10.25%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	10.25	4.57	5.16
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
[109]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,615,625
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[110]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$51	0.48%
[111],[112]
Expenses Paid, Amount	$ 51	[111]
Expense Ratio, Percent	0.48%	[111]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.25%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	13.25	4.95	5.70
Class A (with sales charge)	7.01	3.76	5.11
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
[113]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,727,702
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[114]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$131	1.23%
[115],[116]
Expenses Paid, Amount	$ 131	[115]
Expense Ratio, Percent	1.23%	[115]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2020 Retirement Target Fund returned 12.48%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	12.48	4.17	4.92
Class C (with sales charge)	11.48	4.17	4.92
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
[117]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,727,702
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[118]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$78	0.73%
[119],[120]
Expenses Paid, Amount	$ 78	[119]
Expense Ratio, Percent	0.73%	[119]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.07%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	13.07	4.69	5.43
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
[121]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,727,702
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[122]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.18%
[123],[124]
Expenses Paid, Amount	$ 19	[123]
Expense Ratio, Percent	0.18%	[123]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.60%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	13.60	5.74	6.27
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
[125]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,727,702
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[126]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$25	0.23%
[127],[128]
Expenses Paid, Amount	$ 25	[127]
Expense Ratio, Percent	0.23%	[127]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.65%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	13.65	5.23	5.98
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
[129]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,727,702
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[130]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$53	0.49%
[131],[132]
Expenses Paid, Amount	$ 53	[131]
Expense Ratio, Percent	0.49%	[131]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2025 Retirement Target Fund returned  14.82%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	14.82	5.92	6.75
Class A (with sales charge)	8.52	4.74	6.15
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
[133]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 110,494,374
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[134]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$133	1.24%
[135],[136]
Expenses Paid, Amount	$ 133	[135]
Expense Ratio, Percent	1.24%	[135]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2025 Retirement Target Fund returned  13.93%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	13.93	5.13	5.95
Class C (with sales charge)	12.93	5.13	5.95
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
[137]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 110,494,374
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[138]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R
Trading Symbol	FRELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.74%
[139],[140]
Expenses Paid, Amount	$ 79	[139]
Expense Ratio, Percent	0.74%	[139]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2025 Retirement Target Fund returned  14.43%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	14.43	5.65	6.47
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
[141]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 110,494,374
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[142]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FTLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$20	0.19%
[143],[144]
Expenses Paid, Amount	$ 20	[143]
Expense Ratio, Percent	0.19%	[143]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2025 Retirement Target Fund returned  15.15%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	15.15	6.25	7.08
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
[145]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 110,494,374
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[146]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.24%
[147],[148]
Expenses Paid, Amount	$ 26	[147]
Expense Ratio, Percent	0.24%	[147]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2025 Retirement Target Fund returned  15.04%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	15.04	6.18	7.02
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
[149]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 110,494,374
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[150]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$52	0.48%
[151],[152]
Expenses Paid, Amount	$ 52	[151]
Expense Ratio, Percent	0.48%	[151]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2030 Retirement Target Fund returned 16.18%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	16.18	6.88	7.60
Class A (with sales charge)	9.78	5.68	6.99
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
[153]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 84,432,307
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[154]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$132	1.23%
[155],[156]
Expenses Paid, Amount	$ 132	[155]
Expense Ratio, Percent	1.23%	[155]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2030 Retirement Target Fund returned 15.26%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	15.26	6.09	6.79
Class C (with sales charge)	14.26	6.09	6.79
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
[157]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 84,432,307
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[158]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.73%
[159],[160]
Expenses Paid, Amount	$ 79	[159]
Expense Ratio, Percent	0.73%	[159]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2030 Retirement Target Fund returned 15.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	15.79	6.60	7.31
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
[161]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 84,432,307
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[162]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.18%
[163],[164]
Expenses Paid, Amount	$ 19	[163]
Expense Ratio, Percent	0.18%	[163]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2030 Retirement Target Fund returned 16.46%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	16.46	7.37	8.00
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
[165]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 84,432,307
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[166]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$25	0.23%
[167],[168]
Expenses Paid, Amount	$ 25	[167]
Expense Ratio, Percent	0.23%	[167]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2030 Retirement Target Fund returned 16.42%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	16.42	7.16	7.86
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
[169]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 84,432,307
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[170]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class A
Trading Symbol	FRTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$57	0.52%
[171],[172]
Expenses Paid, Amount	$ 57	[171]
Expense Ratio, Percent	0.52%	[171]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.54%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	17.54	7.84	8.47
Class A (with sales charge)	11.11	6.63	7.86
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
[173]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 157,959,164
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 52,717
Investment Company Portfolio Turnover	22.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[174]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$138	1.27%
[175],[176]
Expenses Paid, Amount	$ 138	[175]
Expense Ratio, Percent	1.27%	[175]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2035 Retirement Target Fund returned 16.58%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.58	7.03	7.66
Class C (with sales charge)	15.58	7.03	7.66
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
[177]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 157,959,164
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 52,717
Investment Company Portfolio Turnover	22.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[178]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$84	0.77%
[179],[180]
Expenses Paid, Amount	$ 84	[179]
Expense Ratio, Percent	0.77%	[179]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.19%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	17.19	7.55	8.20
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
[181]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 157,959,164
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 52,717
Investment Company Portfolio Turnover	22.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[182]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.17%
[183],[184]
Expenses Paid, Amount	$ 19	[183]
Expense Ratio, Percent	0.17%	[183]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.87%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.87	8.18	8.81
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
[185]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 157,959,164
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 52,717
Investment Company Portfolio Turnover	22.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[186]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$28	0.26%
[187],[188]
Expenses Paid, Amount	$ 28	[187]
Expense Ratio, Percent	0.26%	[187]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.85%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	17.85	8.10	8.75
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
[189]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 157,959,164
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 52,717
Investment Company Portfolio Turnover	22.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[190]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
[191],[192]
Expenses Paid, Amount	$ 54	[191]
Expense Ratio, Percent	0.49%	[191]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.59%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	18.59	8.74	9.19
Class A (with sales charge)	12.09	7.52	8.58
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
[193]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 74,909,258
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[194]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$135	1.24%
[195],[196]
Expenses Paid, Amount	$ 135	[195]
Expense Ratio, Percent	1.24%	[195]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2040 Retirement Target Fund returned 17.73%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	17.73	7.94	8.38
Class C (with sales charge)	16.73	7.94	8.38
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
[197]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 74,909,258
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[198]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$81	0.74%
[199],[200]
Expenses Paid, Amount	$ 81	[199]
Expense Ratio, Percent	0.74%	[199]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.35%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	18.35	8.47	8.92
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
[201]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 74,909,258
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[202]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
[203],[204]
Expenses Paid, Amount	$ 21	[203]
Expense Ratio, Percent	0.19%	[203]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.99%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	18.99	9.08	9.52
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
[205]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 74,909,258
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[206]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.24%
[207],[208]
Expenses Paid, Amount	$ 26	[207]
Expense Ratio, Percent	0.24%	[207]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.93%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	18.93	9.02	9.46
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
[209]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 74,909,258
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[210]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$55	0.50%
[211],[212]
Expenses Paid, Amount	$ 55	[211]
Expense Ratio, Percent	0.50%	[211]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2045 Retirement Target Fund returned 20.16%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	20.16	9.52	9.74
Class A (with sales charge)	13.56	8.29	9.13
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
[213]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 122,290,236
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[214]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.25%
[215],[216]
Expenses Paid, Amount	$ 137	[215]
Expense Ratio, Percent	1.25%	[215]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2045 Retirement Target Fund returned 19.29%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	19.29	8.71	8.93
Class C (with sales charge)	18.29	8.71	8.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
[217]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 122,290,236
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[218]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.75%
[219],[220]
Expenses Paid, Amount	$ 82	[219]
Expense Ratio, Percent	0.75%	[219]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2045 Retirement Target Fund returned 19.88%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	19.88	9.24	9.47
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
[221]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 122,290,236
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[222]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$22	0.20%
[223],[224]
Expenses Paid, Amount	$ 22	[223]
Expense Ratio, Percent	0.20%	[223]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2045 Retirement Target Fund returned 20.52%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	20.52	10.56	10.42
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
[225]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 122,290,236
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[226]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$28	0.25%
[227],[228]
Expenses Paid, Amount	$ 28	[227]
Expense Ratio, Percent	0.25%	[227]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2045 Retirement Target Fund returned 20.43%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	20.43	9.80	10.01
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
[229]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 122,290,236
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[230]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
[231],[232]
Expenses Paid, Amount	$ 54	[231]
Expense Ratio, Percent	0.49%	[231]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2050 Retirement Target Fund returned 21.17%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	21.17	10.12	10.08
Class A (with sales charge)	14.49	8.88	9.46
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
[233]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 66,288,794
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[234]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.24%
[235],[236]
Expenses Paid, Amount	$ 137	[235]
Expense Ratio, Percent	1.24%	[235]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2050 Retirement Target Fund returned 20.25%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	20.25	9.29	9.25
Class C (with sales charge)	19.25	9.29	9.25
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
[237]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 66,288,794
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[238]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.74%
[239],[240]
Expenses Paid, Amount	$ 82	[239]
Expense Ratio, Percent	0.74%	[239]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2050 Retirement Target Fund returned 20.84%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	20.84	9.86	9.81
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
[241]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 66,288,794
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[242]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
[243],[244]
Expenses Paid, Amount	$ 21	[243]
Expense Ratio, Percent	0.19%	[243]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2050 Retirement Target Fund returned 21.51%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	21.51	10.46	10.42
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
[245]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 66,288,794
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[246]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$27	0.24%
[247],[248]
Expenses Paid, Amount	$ 27	[247]
Expense Ratio, Percent	0.24%	[247]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2050 Retirement Target Fund returned 21.48%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	21.48	10.39	10.36
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
[249]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 66,288,794
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[250]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
[251],[252]
Expenses Paid, Amount	$ 54	[251]
Expense Ratio, Percent	0.49%	[251]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.49%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	21.49	10.17	10.11
Class A (with sales charge)	14.83	8.93	9.49
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
[253]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 54,032,586
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[254]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.24%
[255],[256]
Expenses Paid, Amount	$ 137	[255]
Expense Ratio, Percent	1.24%	[255]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2055 Retirement Target Fund returned 20.61%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	20.61	9.36	9.29
Class C (with sales charge)	19.61	9.36	9.29
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
[257]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 54,032,586
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[258]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.74%
[259],[260]
Expenses Paid, Amount	$ 82	[259]
Expense Ratio, Percent	0.74%	[259]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.19%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	21.19	9.91	9.83
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
[261]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 54,032,586
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[262]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
[263],[264]
Expenses Paid, Amount	$ 21	[263]
Expense Ratio, Percent	0.19%	[263]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	21.79	10.89	10.63
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
[265]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 54,032,586
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[266]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$27	0.24%
[267],[268]
Expenses Paid, Amount	$ 27	[267]
Expense Ratio, Percent	0.24%	[267]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.83%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	21.83	10.46	10.38
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
[269]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 54,032,586
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[270]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
[271],[272]
Expenses Paid, Amount	$ 54	[271]
Expense Ratio, Percent	0.49%	[271]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.30%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class A	21.30	10.36
Class A (with sales charge)	14.64	9.10
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
[273]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,671,165
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[274]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.24%
[275],[276]
Expenses Paid, Amount	$ 137	[275]
Expense Ratio, Percent	1.24%	[275]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2060 Retirement Target Fund returned 20.52%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class C	20.52	9.73
Class C (with sales charge)	19.52	9.73
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
[277]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,671,165
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[278]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.74%
[279],[280]
Expenses Paid, Amount	$ 82	[279]
Expense Ratio, Percent	0.74%	[279]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.15%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class R	21.15	10.15
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
[281]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,671,165
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[282]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
[283],[284]
Expenses Paid, Amount	$ 21	[283]
Expense Ratio, Percent	0.19%	[283]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.68%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class R6	21.68	10.66
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
[285]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,671,165
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[286]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$27	0.24%
[287],[288]
Expenses Paid, Amount	$ 27	[287]
Expense Ratio, Percent	0.24%	[287]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.60%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Advisor Class	21.60	10.55
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
[289]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,671,165
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[290]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[68]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[69]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[72]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[73]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[84]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[85]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[92]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[93]
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[94]
*	Does not include derivatives, except purchased options, if any.

[95]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[96]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[97]
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[100]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[101]
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[104]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[105]
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[106]
*	Does not include derivatives, except purchased options, if any.

[107]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[108]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[109]
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[110]
*	Does not include derivatives, except purchased options, if any.

[111]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[112]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[113]
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[116]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[117]
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[118]
*	Does not include derivatives, except purchased options, if any.

[119]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[120]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[121]
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[122]
*	Does not include derivatives, except purchased options, if any.

[123]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[124]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[125]
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[128]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[129]
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[130]
*	Does not include derivatives, except purchased options, if any.

[131]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[132]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[133]
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[134]
*	Does not include derivatives, except purchased options, if any.

[135]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[136]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[137]
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[138]
*	Does not include derivatives, except purchased options, if any.

[139]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[140]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[141]
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[142]
*	Does not include derivatives, except purchased options, if any.

[143]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[144]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[145]
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[146]
*	Does not include derivatives, except purchased options, if any.

[147]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[148]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[149]
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[152]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[153]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[154]
*	Does not include derivatives, except purchased options, if any.

[155]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[156]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[157]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[158]
*	Does not include derivatives, except purchased options, if any.

[159]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[160]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[161]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[162]
*	Does not include derivatives, except purchased options, if any.

[163]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[164]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[165]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[166]
*	Does not include derivatives, except purchased options, if any.

[167]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[168]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[169]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[170]
*	Does not include derivatives, except purchased options, if any.

[171]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[172]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[173]
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[174]
*	Does not include derivatives, except purchased options, if any.

[175]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[176]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[177]
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[178]
*	Does not include derivatives, except purchased options, if any.

[179]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[180]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[181]
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[182]
*	Does not include derivatives, except purchased options, if any.

[183]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[184]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[185]
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[186]
*	Does not include derivatives, except purchased options, if any.

[187]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[188]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[189]
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[190]
*	Does not include derivatives, except purchased options, if any.

[191]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[192]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[193]
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[194]
*	Does not include derivatives, except purchased options, if any.

[195]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[196]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[197]
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[198]
*	Does not include derivatives, except purchased options, if any.

[199]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[200]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[201]
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[202]
*	Does not include derivatives, except purchased options, if any.

[203]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[204]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[205]
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[206]
*	Does not include derivatives, except purchased options, if any.

[207]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[208]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[209]
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[210]
*	Does not include derivatives, except purchased options, if any.

[211]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[212]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[213]
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[214]
*	Does not include derivatives, except purchased options, if any.

[215]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[216]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[217]
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[218]
*	Does not include derivatives, except purchased options, if any.

[219]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[220]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[221]
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[222]
*	Does not include derivatives, except purchased options, if any.

[223]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[224]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[225]
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[226]
*	Does not include derivatives, except purchased options, if any.

[227]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[228]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[229]
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[230]
*	Does not include derivatives, except purchased options, if any.

[231]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[232]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[233]
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[234]
*	Does not include derivatives, except purchased options, if any.

[235]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[236]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[237]
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[238]
*	Does not include derivatives, except purchased options, if any.

[239]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[240]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[241]
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[242]
*	Does not include derivatives, except purchased options, if any.

[243]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[244]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[245]
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[246]
*	Does not include derivatives, except purchased options, if any.

[247]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[248]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[249]
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[250]
*	Does not include derivatives, except purchased options, if any.

[251]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[252]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[253]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[254]
*	Does not include derivatives, except purchased options, if any.

[255]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[256]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[257]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[258]
*	Does not include derivatives, except purchased options, if any.

[259]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[260]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[261]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[262]
*	Does not include derivatives, except purchased options, if any.

[263]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[264]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[265]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[266]
*	Does not include derivatives, except purchased options, if any.

[267]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[268]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[269]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[270]
*	Does not include derivatives, except purchased options, if any.

[271]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[272]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[273]
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.

[274]
*	Does not include derivatives, except purchased options, if any.

[275]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[276]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[277]
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.

[278]
*	Does not include derivatives, except purchased options, if any.

[279]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[280]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[281]
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.

[282]
*	Does not include derivatives, except purchased options, if any.

[283]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[284]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[285]
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.

[286]
*	Does not include derivatives, except purchased options, if any.

[287]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[288]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[289]
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.

[290]
*	Does not include derivatives, except purchased options, if any.